Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended
	Jun. 14, 2024	May 08, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Subsequent Event [Line Items]
Cash dividend				$ 8,674	$ 18,286
Ardmore Gibraltar [Member]
Subsequent Event [Line Items]
Payment for property			$ 42,000
Ardmore Seafarer [Member]
Subsequent Event [Line Items]
Payment for property			$ 27,100
Subsequent events
Subsequent Event [Line Items]
Dividends declared (dollars per share)		$ 0.31
Dividends paid (dollars per share)		$ 0.16
Cash dividend	$ 12,800